FAIR VALUE MEASUREMENTS (Details) - Mars Acquisition Corporation - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Assets:
Marketable securities held in Trust Account	$ 23,142,783	$ 72,587,820
Liabilities:
Forward purchase agreement	328,000
Total	784,228
Fair Value Inputs Level 1
Assets:
Marketable securities held in Trust Account	23,142,783	$ 72,587,820
Liabilities:
Convertible notes payable - related party	456,228
Fair Value Inputs Level 3
Liabilities:
Forward purchase agreement	$ 328,000